Average Annual Total Returns - SA AB Growth Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	35.62%	20.49%	17.58%	35.44%	20.32%	17.41%	35.29%	20.19%	17.29%	38.49%	21.00%	17.21%